Lease liabilities	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Lease liabilities
2
6
. Lease liabilities

(Euro thousands)	2022	2021

At January 1,	140,059	136,885
Additions due to new leases and store renewals	15,606	36,607
Business combination	—	13,312
Decrease due to COVID-19 concessions	—	(80)
Interest expense	6,658	5,586
Repayment of lease liabilities (including interest expense)	(41,364)	(40,691)
Contract modifications	19,922	(15,132)
Disposals	(2,516)	(1,821)
Net foreign exchange differences	2,226	5,393

At December 31,	140,591	140,059

Of which:
Non-current	105,986	102,987
Current	34,605	37,072
In certain countries, leases for stores entail the payment of both minimum amounts and variable amounts, especially for stores with lease payments indexed to revenue. As required by IFRS 16, only the minimum fixed lease payments are capitalized.
The following table summarizes the undiscounted contractual cash flows of lease liabilities by maturity date:

(Euro thousands)	Total contractual cash flows of lease liabilities	Year 1	Year 2	Year 3	Beyond

At December 31, 2022	156,626	38,029	30,435	24,573	63,589
At December 31, 2021	166,592	43,687	29,393	21,698	71,814